Gotham Enhanced 500 ETF

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Advertising - 0.2%
Omnicom Group, Inc.	4,223	$268,625
The Interpublic Group of Company, Inc.	8,209	225,994
		494,619
Aerospace & Defense - 1.7%
General Dynamics Corp.	5,718	1,265,108
Howmet Aerospace, Inc.	1,064	33,463
L3Harris Technologies, Inc.	535	129,310
Lockheed Martin Corp.	4,447	1,912,032
Northrop Grumman Corp. (1)	1,249	597,734
Raytheon Technologies Corp.	3,638	349,648
Teledyne Technologies, Inc. (2)	113	42,387
The Boeing Co. (1)(2)	1,478	202,072
TransDigm Group, Inc. (2)	135	72,450
		4,604,204
Agriculture - 1.9%
Altria Group, Inc.	39,835	1,663,908
Archer-Daniels-Midland Co.	12,108	939,581
Philip Morris International, Inc.	25,672	2,534,853
		5,138,342
Airlines - 0.1%
Alaska Air Group, Inc. (2)	309	12,376
American Airlines Group, Inc. (1)(2)	1,633	20,706
Delta Air Lines, Inc. (2)	1,592	46,120
Southwest Airlines Co. (2)	1,429	51,616
United Airlines Holdings, Inc. (2)	807	28,584
		159,402
Apparel - 0.4%
Nike, Inc. - Class B	3,888	397,354
PVH Corp.	1,367	77,782
Ralph Lauren Corp. - Class A	1,484	133,041
Tapestry, Inc. (1)	6,012	183,486
VF Corp.	7,855	346,955
		1,138,618
Auto Manufacturers - 1.6%
Cummins, Inc.	402	77,799
Ford Motor Co.	11,330	126,103
General Motors Co. (2)	30,064	954,832
PACCAR, Inc.	849	69,907
Tesla, Inc. (1)(2)	4,871	3,280,229
		4,508,870
Auto Parts & Equipment - 0.1%
Aptiv PLC (2)	666	59,320
BorgWarner, Inc.	4,859	162,145
		221,465
Banks - 1.5%
Bank of America Corp.	21,483	668,766
Citigroup, Inc.	5,049	232,204
Citizens Financial Group, Inc.	1,031	36,796
Comerica, Inc.	318	23,335
Fifth Third Bancorp	1,687	56,683
First Republic Bank	479	69,072
Huntington Bancshares, Inc. (1)	3,497	42,069
JPMorgan Chase & Co.	8,026	903,808
KeyCorp (1)	2,253	38,819
M&T Bank Corp. (1)	362	57,699
Morgan Stanley	4,933	375,204
Northern Trust Corp.	507	48,915
Regions Financial Corp.	2,452	45,975
Signature Bank	149	26,702
State Street Corp.	885	54,560
SVB Financial Group (2)	150	59,249
The Bank of New York Mellon Corp.	1,961	81,793
The Goldman Sachs Group, Inc.	944	280,387
The PNC Financial Services Group, Inc.	1,115	175,914
Truist Financial Corp. (1)	3,297	156,377
U.S. Bancorp	4,012	184,632
Wells Fargo & Co.	10,846	424,838
Zions Bancorp N.A.	367	18,680
		4,062,477
Beverages - 1.0%
Brown-Forman Corp. - Class B	1,167	81,877
Constellation Brands, Inc. - Class A	536	124,920
Keurig Dr Pepper, Inc.	3,401	120,361
Molson Coors Brewing Co. - Class B	599	32,651
Monster Beverage Corp. (2)	1,301	120,603
PepsiCo, Inc.	3,890	648,307
The Coca-Cola Co.	24,761	1,557,715
		2,686,434
Biotechnology - 3.0%
Amgen, Inc.	6,867	1,670,741
Biogen, Inc. (2)	2,958	603,255
Bio-Rad Laboratories, Inc. - Class A (2)	72	35,640
Corteva, Inc.	2,080	112,611
Gilead Sciences, Inc.	28,665	1,771,784
Illumina, Inc. (2)	1,257	231,741
Incyte Corp. (2)	1,790	135,986
Moderna, Inc. (2)	7,871	1,124,372
Regeneron Pharmaceuticals, Inc. (2)	2,171	1,283,343
Vertex Pharmaceuticals, Inc. (2)	5,115	1,441,356
		8,410,829
Building Materials - 0.3%
Carrier Global Corp.	17,614	628,115
Fortune Brands Home & Security, Inc.	371	22,216
Johnson Controls International PLC	1,969	94,276
Martin Marietta Materials, Inc.	151	45,185
Masco Corp. (1)	649	32,839
Mohawk Industries, Inc. (2)	178	22,088
Vulcan Materials Co.	323	45,898
		890,617
Chemicals - 1.1%
Air Products and Chemicals, Inc.	543	130,581
Albemarle Corp. (1)	294	61,440
Celanese Corp.	292	34,342
CF Industries Holdings, Inc.	4,722	404,817
Dow, Inc.	14,937	770,899
DuPont de Nemours, Inc.	1,445	80,313
Eastman Chemical Co.	367	32,946
Ecolab, Inc.	694	106,709
FMC Corp.	362	38,738
International Flavors & Fragrances, Inc.	626	74,569
Linde PLC	1,434	412,318
LyondellBasell Industries NV	6,859	599,888
PPG Industries, Inc.	571	65,288
The Mosaic Co. (1)	1,629	76,938
The Sherwin-Williams Co.	642	143,750
		3,033,536
Commercial Services - 1.1%
Automatic Data Processing, Inc.	2,599	545,894
Cintas Corp.	251	93,756
Equifax, Inc.	302	55,200
FleetCor Technologies, Inc. (2)	217	45,594
Gartner, Inc. (2)	235	56,830
Global Payments, Inc.	701	77,559
MarketAxess Holdings, Inc.	93	23,809
Moody's Corp. (1)	846	230,087
Nielsen Holdings PLC	919	21,339
PayPal Holdings, Inc. (2)	18,015	1,258,168
Quanta Services, Inc. (1)	351	43,994
Robert Half International, Inc.	2,287	171,273
Rollins, Inc.	1,186	41,415
S&P Global, Inc.	862	290,546
United Rentals, Inc. (2)	173	42,023
Verisk Analytics, Inc. (1)	402	69,582
		3,067,069
Computers - 9.3%
Accenture PLC - Class A	11,571	3,212,688
Apple, Inc.	131,673	18,002,333
Cognizant Technology Solutions Corp.	4,275	288,520
DXC Technology Co. (2)	5,539	167,887
EPAM Systems, Inc. (2)	454	133,830
Fortinet, Inc. (2)	1,994	112,821
Hewlett Packard Enterprise Co.	3,086	40,920
HP, Inc.	25,266	828,220
International Business Machines Corp.	15,506	2,189,292
Leidos Holdings, Inc.	340	34,241
NetApp, Inc.	4,483	292,471
Seagate Technology Holdings PLC	3,885	277,544
Western Digital Corp. (2)	6,389	286,419
		25,867,186
Cosmetics & Personal Care - 0.9%
Colgate-Palmolive Co.	2,358	188,970
The Estee Lauder Companies, Inc.	877	223,346
The Procter & Gamble Co.	15,293	2,198,980
		2,611,296
Distribution & Wholesale - 0.1%
Copart, Inc. (2)	566	61,501
Fastenal Co.	1,417	70,737
LKQ Corp.	804	39,468
Pool Corp.	99	34,772
W.W. Grainger, Inc.	127	57,713
		264,191
Diversified Financial Services - 4.1%
American Express Co.	1,842	255,338
Ameriprise Financial, Inc.	306	72,730
BlackRock, Inc.	3,112	1,895,333
Capital One Financial Corp.	1,117	116,380
Cboe Global Markets, Inc.	256	28,977
CME Group, Inc. - Class A	1,002	205,109
Discover Financial Services	685	64,787
Franklin Resources, Inc. (1)	10,615	247,436
Intercontinental Exchange, Inc.	11,155	1,049,016
Invesco Ltd.	9,435	152,187
Mastercard, Inc. - Class A	7,933	2,502,703
Nasdaq, Inc.	3,287	501,399
Raymond James Financial, Inc.	566	50,606
Synchrony Financial	1,224	33,807
T. Rowe Price Group, Inc. (1)	4,684	532,149
The Charles Schwab Corp.	5,286	333,969
Visa, Inc. - Class A (1)	17,096	3,366,031
		11,407,957
Electric - 1.4%
Alliant Energy Corp.	603	35,342
Ameren Corp.	669	60,451
American Electric Power Co., Inc.	1,261	120,980
CenterPoint Energy, Inc.	1,553	45,938
CMS Energy Corp.	714	48,195
Consolidated Edison, Inc.	868	82,547
Constellation Energy Corp.	796	45,579
Dominion Energy, Inc.	2,212	176,540
DTE Energy Co.	548	69,459
Duke Energy Corp.	1,890	202,627
Edison International	945	59,762
Entergy Corp.	500	56,320
Evergy, Inc.	561	36,605
Eversource Energy	844	71,293
Exelon Corp.	20,136	912,563
FirstEnergy Corp.	1,393	53,477
NextEra Energy, Inc.	4,778	370,104
NRG Energy, Inc.	4,856	185,353
Pinnacle West Capital Corp.	278	20,327
PPL Corp.	2,067	56,078
Public Service Enterprise Group, Inc.	8,274	523,579
Sempra Energy	787	118,262
The AES Corp.	13,495	283,530
The Southern Co.	2,612	186,262
WEC Energy Group, Inc.	776	78,097
Xcel Energy, Inc.	1,336	94,535
		3,993,805
Electrical Components & Equipment - 0.1%
AMETEK, Inc.	611	67,143
Emerson Electric Co.	1,600	127,264
Generac Holdings, Inc. (2)	149	31,376
		225,783
Electronics - 0.4%
Agilent Technologies, Inc.	735	87,296
Allegion plc	240	23,496
Amphenol Corp.	4,054	260,997
Fortive Corp.	2,907	158,083
Garmin Ltd. (1)	462	45,392
Honeywell International, Inc.	1,936	336,496
Keysight Technologies, Inc. (2)	440	60,654
Mettler-Toledo International, Inc. (2)	55	63,182
TE Connectivity Ltd.	909	102,853
Trimble, Inc. (2)	627	36,510
		1,174,959
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (2)	317	61,891
SolarEdge Technologies, Inc. (2)	435	119,051
		180,942
Engineering & Construction - 0.0% (4)
Jacobs Engineering Group, Inc.	368	46,784

Entertainment - 0.1%
Caesars Entertainment, Inc. (2)	548	20,988
Live Nation Entertainment, Inc. (1)(2)	567	46,823
Penn National Gaming, Inc. (1)(2)	3,551	108,022
		175,833
Environmental Control - 0.1%
Pentair PLC	456	20,871
Republic Services, Inc.	783	102,471
Waste Management, Inc.	1,020	156,040
		279,382
Food - 1.2%
Campbell Soup Co.	1,189	57,132
Conagra Brands, Inc.	1,159	39,684
General Mills, Inc. (1)	12,381	934,147
Hormel Foods Corp.	1,336	63,273
Kellogg Co.	836	59,640
Lamb Weston Holdings, Inc.	354	25,297
McCormick & Co., Inc.	669	55,694
Mondelez International, Inc.	3,909	242,710
Sysco Corp. (1)	1,261	106,819
The Hershey Co.	575	123,717
The J.M. Smucker Co.	267	34,179
The Kraft Heinz Co.	22,846	871,346
The Kroger Co.	1,982	93,808
Tyson Foods, Inc. - Class A	8,070	694,504
		3,401,950
Forest Products & Paper - 0.1%
International Paper Co.	8,070	337,568

Gas - 0.0% (4)
Atmos Energy Corp. (1)	345	38,675
NiSource, Inc. (1)	1,003	29,578
		68,253
Hand & Machine Tools - 0.0% (4)
Snap-on, Inc.	393	77,433
Stanley Black & Decker, Inc. (1)	388	40,685
		118,118
Healthcare - Products - 2.6%
Abbott Laboratories	14,178	1,540,440
ABIOMED, Inc. (2)	111	27,473
Align Technology, Inc. (2)	190	44,967
Baxter International, Inc.	1,226	78,746
Bio-Techne Corp.	95	32,931
Boston Scientific Corp. (2)	3,499	130,408
Danaher Corp.	5,713	1,448,360
DENTSPLY SIRONA, Inc.	2,341	83,644
Edwards Lifesciences Corp. (2)	1,506	143,205
Henry Schein, Inc. (2)	339	26,015
Hologic, Inc. (2)	5,120	354,816
IDEXX Laboratories, Inc. (2)	204	71,549
Intuitive Surgical, Inc. (2)	872	175,019
Medtronic PLC	20,861	1,872,275
PerkinElmer, Inc.	303	43,093
ResMed, Inc.	354	74,209
STERIS PLC	242	49,888
Stryker Corp.	931	185,204
Teleflex, Inc.	115	28,273
The Cooper Companies, Inc.	121	37,887
Thermo Fisher Scientific, Inc.	1,025	556,862
Waters Corp. (2)	149	49,316
West Pharmaceutical Services, Inc.	178	53,822
Zimmer Biomet Holdings, Inc.	509	53,475
		7,161,877
Healthcare - Services - 3.1%
Catalent, Inc. (1)(2)	431	46,242
Centene Corp. (2)	1,415	119,723
Charles River Laboratories International, Inc. (2)	123	26,318
DaVita, Inc. (2)	2,063	164,958
Elevance Health, Inc.	4,789	2,311,076
HCA Healthcare, Inc. (1)	4,673	785,344
Humana, Inc.	300	140,421
IQVIA Holdings, Inc. (2)	460	99,815
Laboratory Corp of America Holdings	1,934	453,252
Molina Healthcare, Inc. (2)	141	39,425
Quest Diagnostics, Inc.	2,449	325,668
UnitedHealth Group, Inc.	7,429	3,815,757
Universal Health Services, Inc. - Class B (1)	1,498	150,864
		8,478,863
Home Builders - 0.1%
D.R. Horton, Inc.	851	56,328
Lennar Corp. - Class A (1)	2,392	168,803
NVR, Inc. (2)	9	36,037
PulteGroup, Inc.	585	23,184
		284,352
Home Furnishings - 0.1%
Whirlpool Corp.	1,197	185,379

Household Products & Wares - 0.1%
Avery Dennison Corp.	228	36,906
Church & Dwight Co., Inc.	629	58,283
Kimberly-Clark Corp.	851	115,013
The Clorox Co.	301	42,435
		252,637
Housewares - 0.0% (4)
Newell Brands, Inc.	1,141	21,725

Insurance - 3.0%
Aflac, Inc.	1,670	92,401
American International Group, Inc.	2,181	111,515
Aon PLC	4,513	1,217,066
Arthur J Gallagher & Co.	572	93,259
Assurant, Inc.	140	24,199
Berkshire Hathaway, Inc. - Class B (2)	19,226	5,249,083
Brown & Brown, Inc.	799	46,614
Chubb Ltd.	1,155	227,050
Cincinnati Financial Corp.	391	46,521
Everest Re Group Ltd.	95	26,627
Globe Life, Inc.	241	23,490
Lincoln National Corp.	421	19,690
Loews Corp.	598	35,437
Marsh & McLennan Companies, Inc. (1)	1,421	220,610
MetLife, Inc.	2,189	137,447
Principal Financial Group, Inc. (1)	596	39,807
Prudential Financial, Inc.	918	87,834
The Allstate Corp.	723	91,626
The Hartford Financial Services Group, Inc.	816	53,391
The Progressive Corp.	1,444	167,894
The Travelers Companies, Inc.	627	106,044
W.R. Berkley Corp.	2,868	195,770
Willis Towers Watson PLC	300	59,217
		8,372,592
Internet - 11.7%
Alphabet, Inc. - Class A (2)	6,002	13,079,918
Amazon.com, Inc. (2)	99,346	10,551,539
Booking Holdings, Inc. (2)	100	174,899
CDW Corp.	329	51,837
eBay, Inc.	13,644	568,545
Etsy, Inc. (1)(2)	312	22,842
Expedia Group, Inc. - Class A (2)	398	37,742
F5, Inc. (2)	630	96,415
Match Group, Inc. (1)(2)	701	48,853
Meta Platforms, Inc. - Class A (2)	40,307	6,499,504
Netflix, Inc. (2)	3,669	641,598
NortonLifeLock, Inc.	1,736	38,123
Twitter, Inc. (2)	6,494	242,811
VeriSign, Inc. (2)	1,997	334,158
		32,388,784
Iron & Steel - 0.2%
Nucor Corp. (1)	6,291	656,843

Leisure Time - 0.0% (4)
Carnival Corp. (2)	2,880	24,912
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,086	12,076
Royal Caribbean Cruises Ltd. (1)(2)	665	23,215
		60,203
Lodging - 0.2%
Hilton Worldwide Holdings, Inc.	702	78,231
Las Vegas Sands Corp. (2)	1,918	64,426
Marriott International, Inc.	812	110,440
MGM Resorts International	9,127	264,227
Wynn Resorts Ltd. (2)	273	15,555
		532,879
Machinery - Construction & Mining - 0.1%
Caterpillar, Inc.	1,482	264,922

Machinery - Diversified - 0.2%
Deere & Co.	759	227,298
Dover Corp.	399	48,407
IDEX Corp.	187	33,965
Ingersoll Rand, Inc.	1,107	46,582
Nordson Corp.	146	29,556
Otis Worldwide Corp.	1,194	84,380
Rockwell Automation, Inc.	277	55,209
Westinghouse Air Brake Technologies Corp.	445	36,526
Xylem, Inc.	435	34,008
		595,931
Media - 2.3%
Charter Communications, Inc. - Class A (1)(2)	3,476	1,628,610
Comcast Corp. - Class A	89,649	3,517,827
DISH Network Corp. - Class A (2)	1,385	24,833
FactSet Research Systems, Inc. (1)	91	34,996
Fox Corp. - Class A	8,284	266,414
News Corp. - Class A	12,045	187,661
The Walt Disney Co. (2)	4,536	428,198
ViacomCBS, Inc. - Class B (1)	1,643	40,549
Warner Bros Discovery, Inc. (1)(2)	15,474	207,661
		6,336,749
Mining - 0.4%
Freeport-McMoRan, Inc.	29,462	862,058
Newmont Corp.	1,944	115,999
		978,057
Miscellaneous Manufacturers - 1.6%
3M Co.	12,090	1,564,567
A.O. Smith Corp.	3,183	174,046
Eaton Corp PLC	1,096	138,085
General Electric Co.	22,668	1,443,272
Illinois Tool Works, Inc.	766	139,604
Parker-Hannifin Corp.	2,503	615,863
Textron, Inc.	2,099	128,186
Trane Technologies PLC	666	86,493
		4,290,116
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (2)	1,081	317,760

Oil & Gas - 5.7%
APA Corp.	7,335	255,991
Chevron Corp.	17,972	2,601,986
ConocoPhillips	19,283	1,731,806
Coterra Energy, Inc.	2,021	52,122
Devon Energy Corp.	13,444	740,899
Diamondback Energy, Inc.	3,661	443,530
EOG Resources, Inc. (1)	12,107	1,337,097
Exxon Mobil Corp.	37,782	3,235,650
Hess Corp.	771	81,680
Marathon Oil Corp.	15,769	354,487
Marathon Petroleum Corp.	13,311	1,094,297
Occidental Petroleum Corp.	19,785	1,164,941
Phillips 66	9,646	790,876
Pioneer Natural Resources Co.	4,937	1,101,346
Valero Energy Corp.	8,284	880,424
		15,867,132
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A	2,519	72,724
Halliburton Co. (1)	2,341	73,414
Schlumberger NV	3,503	125,267
		271,405
Packaging & Containers - 0.1%
Amcor PLC (1)	3,882	48,253
Ball Corp.	787	54,122
Packaging Corp of America	231	31,763
Sealed Air Corp.	898	51,833
Westrock Co.	705	28,087
		214,058
Pharmaceuticals - 8.7%
AbbVie, Inc.	23,484	3,596,810
AmerisourceBergen Corp.	4,223	597,470
Becton Dickinson and Co.	700	172,571
Bristol-Myers Squibb Co.	16,357	1,259,489
Cardinal Health, Inc.	768	40,143
Cigna Corp.	6,703	1,766,375
CVS Health Corp.	30,024	2,782,024
Dexcom, Inc. (2)	948	70,654
Eli Lilly & Co.	2,498	809,927
Johnson & Johnson	19,808	3,516,118
McKesson Corp.	3,459	1,128,360
Merck & Co., Inc.	37,948	3,459,719
Organon & Co.	692	23,355
Pfizer, Inc.	81,882	4,293,073
Viatris, Inc.	24,620	257,771
Zoetis, Inc.	1,168	200,768
		23,974,627
Pipelines - 0.1%
Kinder Morgan, Inc.	5,896	98,817
ONEOK, Inc. (1)	1,384	76,812
The Williams Companies, Inc.	3,193	99,653
		275,282
Real Estate - 0.2%
CBRE Group, Inc. (2)	6,675	491,347

Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	1,951	282,954
American Tower Corp.	3,645	931,626
AvalonBay Communities, Inc.	336	65,268
Boston Properties, Inc.	381	33,901
Camden Property Trust	272	36,579
Crown Castle International Corp.	3,442	579,564
Digital Realty Trust, Inc.	689	89,453
Duke Realty Corp.	1,081	59,401
Equinix, Inc.	219	143,887
Equity Residential	909	65,648
Essex Property Trust, Inc.	157	41,057
Extra Space Storage, Inc.	377	64,135
Federal Realty OP L.P.	193	18,478
Healthpeak Properties, Inc.	1,274	33,009
Host Hotels & Resorts, Inc.	1,811	28,396
Iron Mountain, Inc. (1)	681	33,158
Kimco Realty Corp.	1,611	31,849
Mid-America Apartment Communities, Inc.	322	56,244
Prologis, Inc.	5,564	654,605
Public Storage	492	153,834
Realty Income Corp.	1,455	99,318
Regency Centers Corp.	418	24,792
SBA Communications Corp.	855	273,643
Simon Property Group, Inc.	901	85,523
UDR, Inc.	735	33,839
Ventas, Inc.	972	49,990
VICI Properties, Inc.	1,826	54,397
Vornado Realty Trust	477	13,637
Welltower, Inc.	1,095	90,173
Weyerhaeuser Co.	15,395	509,882
		4,638,240
Retail - 5.7%
Advance Auto Parts, Inc. (1)	172	29,772
AutoZone, Inc. (2)	336	722,104
Bath & Body Works, Inc.	5,178	139,392
Best Buy Co., Inc. (1)	5,446	355,025
CarMax, Inc. (2)	394	35,649
Chipotle Mexican Grill, Inc. (2)	66	86,279
Costco Wholesale Corp.	1,097	525,770
Darden Restaurants, Inc.	307	34,728
Dollar General Corp.	642	157,573
Dollar Tree, Inc. (2)	543	84,627
Domino's Pizza, Inc.	89	34,684
Genuine Parts Co.	398	52,934
Lowe's Companies, Inc.	11,341	1,980,932
McDonald's Corp.	6,931	1,711,125
O'Reilly Automotive, Inc. (2)	185	116,876
Ross Stores, Inc. (1)	7,276	510,993
Starbucks Corp.	20,443	1,561,641
Target Corp.	9,326	1,317,111
The Home Depot, Inc.	11,890	3,261,070
The TJX Companies, Inc.	3,306	184,640
Tractor Supply Co.	272	52,727
Ulta Beauty, Inc. (2)	150	57,822
Walgreens Boots Alliance, Inc.	17,481	662,530
Walmart, Inc.	15,509	1,885,584
Yum! Brands, Inc.	812	92,170
		15,653,758
Semiconductors - 4.3%
Advanced Micro Devices, Inc. (2)	4,024	307,715
Analog Devices, Inc.	1,310	191,378
Applied Materials, Inc.	17,977	1,635,547
Broadcom, Inc.	1,165	565,969
Intel Corp.	24,560	918,790
KLA Corp.	1,241	395,978
Lam Research Corp.	2,916	1,242,653
Microchip Technology, Inc.	1,397	81,138
Micron Technology, Inc.	23,143	1,279,345
Monolithic Power Systems, Inc.	112	43,013
NVIDIA Corp.	6,992	1,059,917
NXP Semiconductors NV	662	97,996
ON Semiconductor Corp. (1)(2)	1,079	54,285
Qorvo, Inc. (2)	2,197	207,221
QUALCOMM, Inc.	23,199	2,963,440
Skyworks Solutions, Inc.	3,339	309,325
Teradyne, Inc. (1)	1,269	113,639
Texas Instruments, Inc.	2,519	387,044
		11,854,393
Shipbuilding - 0.0% (4)
Huntington Ingalls Industries, Inc.	99	21,564

Software - 10.3%
Activision Blizzard, Inc.	6,259	487,326
Adobe, Inc. (2)	3,802	1,391,760
Akamai Technologies, Inc. (1)(2)	399	36,441
ANSYS, Inc. (1)(2)	712	170,374
Autodesk, Inc. (2)	1,774	305,057
Broadridge Financial Solutions, Inc.	287	40,912
Cadence Design Systems, Inc. (2)	2,248	337,267
Ceridian HCM Holding, Inc. (2)	362	17,043
Citrix Systems, Inc. (1)	304	29,540
Electronic Arts, Inc.	2,247	273,347
Fidelity National Information Services, Inc.	1,510	138,422
Fiserv, Inc. (2)	1,598	142,174
Intuit, Inc.	700	269,808
Jack Henry & Associates, Inc.	183	32,944
Microsoft Corp.	73,459	18,866,475
MSCI, Inc.	200	82,430
Oracle Corp.	32,065	2,240,382
Paychex, Inc.	5,677	646,440
Paycom Software, Inc. (2)	140	39,217
PTC, Inc. (2)	283	30,094
Roper Technologies, Inc.	861	339,794
Salesforce, Inc. (2)	8,367	1,380,890
ServiceNow, Inc. (2)	1,643	781,279
Synopsys, Inc. (2)	1,243	377,499
Take-Two Interactive Software, Inc. (2)	938	114,933
Tyler Technologies, Inc. (2)	99	32,915
		28,604,763
Telecommunications - 2.9%
Arista Networks, Inc. (1)(2)	777	72,836
AT&T, Inc.	36,535	765,774
Cisco Systems, Inc. (1)	86,976	3,708,657
Corning, Inc.	16,925	533,307
Juniper Networks, Inc.	5,499	156,721
Lumen Technologies, Inc. (1)	2,950	32,184
Motorola Solutions, Inc.	477	99,979
T-Mobile US, Inc. (1)(2)	3,475	467,526
Verizon Communications, Inc.	41,106	2,086,130
		7,923,114
Toys, Games & Hobbies - 0.0% (4)
Hasbro, Inc.	339	27,757

Transportation - 2.4%
C.H. Robinson Worldwide, Inc.	320	32,438
CSX Corp.	15,888	461,705
Expeditors International of Washington, Inc.	3,600	350,856
FedEx Corp.	5,602	1,270,030
J.B. Hunt Transport Services, Inc.	259	40,785
Norfolk Southern Corp.	684	155,466
Old Dominion Freight Line, Inc.	292	74,834
Union Pacific Corp.	10,884	2,321,340
United Parcel Service, Inc. - Class B	10,980	2,004,289
		6,711,743
Water - 0.0% (4)
American Water Works Co., Inc.	440	65,459
Total Common Stock
(Cost $308,077,820)		276,344,800

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 1.289% (3)	243,107	243,107
Total Short-Term Investments
(Cost $243,107)		243,107

Investments Purchased With Collateral From Securities Lending - 7.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.610% (3)	19,790,363	19,790,363
Total Investments Purchased With Collateral From Securities Lending
(Cost $19,790,363)		19,790,363

Total Investments in Securities - 107.1%
(Cost $328,111,290)		296,378,270
Liabilities in excess of other assets - (7.1%)		(19,679,754)
Total Net Assets - 100.0%		$276,698,516

(1)
This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a value of $19,197,691 or 6.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of June 30, 2022.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Gotham Enhanced 500 ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$276,344,800	$–	$–	$276,344,800
Short-Term Investments	–	243,107	–	–	243,107
Investments Purchased With Collateral From Securities Lending (2)	19,790,363	–	–	–	19,790,363
Total Investments in Securities	$19,790,363	$276,587,907	$–	$–	$296,378,270

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.